Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	15,982,349	16,472,995
Buildings	6,388,288	22,480,129
Furniture, fixtures and equipment	19,844,348	22,373,236
Motor vehicles	6,914,121	7,154,519

Total	49,129,106	68,480,879
Accumulated depreciation	(21,152,883)	(27,070,874)

Property and equipment, net	27,976,223	41,410,005

Depreciation expenses were $5,047,281, $6,994,115 and $8,684,626 for the years ended December 31, 2010, 2011 and 2012, respectively.